Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Restricted net assets	R$ 20,363,311	R$ 20,230,455
Copel Geracoe Transmissao S A [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	12,748,168	12,790,070
Copel Distribuicao SA [member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	6,782,866	6,610,274
Compagas [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	514,666	557,130
U E G Araucaria [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	R$ 317,611	R$ 272,981